General	12 Months Ended
Dec. 31, 2016
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Kornit Digital Ltd. (the “Company”) was incorporated in 2002 under the laws of the State of Israel. The Company and its subsidiaries develop, design and market digital printing solutions for the global printed textile industry. The solutions are based on their proprietary digital textile printing systems, ink and other consumables, associated software and value added services.

b.	The Company established wholly-owned subsidiaries in Israel, the United States, Germany and Hong Kong. The Company’s subsidiaries are engaged primarily in sales, and marketing, except for the Israeli subsidiary which is engaged primarily in research and development and manufacturing.

c.

The Company depends on four major suppliers to supply certain components for the production of its products. If one of these suppliers fails to deliver or delays the delivery of the necessary components, the Company will be required to seek alternative sources of supply. A change in these suppliers could result in manufacturing delays, which could cause a possible loss of sales and, consequently, could adversely affect the Company’s results of operations and financial position.